CONVERTIBLE DEBENTURES - First Private Placement and Second Private Placement (Details) - CAD ($)			3 Months Ended
	Jan. 24, 2025	Jan. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Jan. 21, 2025
CREDIT FACILITIES
Principal amount			$ 57,200,000
Exercise price of warrants			$ 12.22		$ 22.14
Term of warrants			36 months
Private Placement
CREDIT FACILITIES
Principal amount			$ 30,000,000
Equity component, conversion feature(4)			0
First Private Placement
CREDIT FACILITIES
Principal amount		$ 27,500,000
Number of debentures in one CD unit		$ 1
Principal amount of debenture in CD unit		$ 1,000
Number of warrants in CD unit		$ 50
Interest rate		2.50%
Conversion price of debenture		$ 20
Number of shares issued on conversion of each warrant		1
Exercise price of warrants		$ 20
Term of warrants		5 years
Threshold Term for redemption of debentures		3 years
Debt redemption percentage to the principal value		112.00%
Equity component, conversion feature(4)		$ 0
Interest expense			173,287	$ 0
Second Private Placement
CREDIT FACILITIES
Principal amount	$ 2,500,000					$ 2,500,000
Number of debentures in one CD unit	$ 1
Principal amount of debenture in CD unit	$ 1,000,000,000
Number of warrants in CD unit	$ 27
Interest rate	2.50%					2.50%
Conversion price of debenture	$ 37.28					$ 37.28
Number of shares issued on conversion of each warrant	1
Exercise price of warrants	$ 37.28					$ 37.28
Term of warrants	5 years
Threshold Term for redemption of debentures	3 years
Debt redemption percentage to the principal value	112.00%
Equity component, conversion feature(4)						$ 0
Interest expense			$ 15,753	$ 0